Operating Profit (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2021	Feb. 28, 2022	Feb. 29, 2020
Disclosure of profit (loss) from operating activities [text block] [Abstract]
Offsetting government grant	R 16.7	R 6.7
Description of direct cost	the financial year ended February 28, 2021, direct costs for provision of motor vehicles to sales staff of ZAR 11.9 million (2020: ZAR 13.1 million) are disclosed as sales and marketing expense, previously this was disclosed as general and administration costs, to better reflect the underlying nature. The error was corrected prospectively as the impact to financial year ended February 29, 2020 is not material.During the financial year ended February 28, 2021, the amortization of capitalized research and development costs of ZAR 23.0 million (2020: ZAR 9.2 million) is disclosed as research and development, previously this was disclosed as general and administration costs, to better reflect the underlying nature. The error was corrected prospectively as the impact to financial year ended February 29, 2020 is not material.
Amortization, description	the financial year ended February 28, 2021, the amortization of capitalized research and development costs of ZAR 23.0 million (2020: ZAR 9.2 million) is disclosed as research and development, previously this was disclosed as general and administration costs, to better reflect the underlying nature. The error was corrected prospectively as the impact to financial year ended February 29, 2020 is not material.